Fair Value Of Assets And Liabilities (Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 24,269	$ 27,418
Fair Value Carrying Amount
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	24,269	27,418
Nonaccrual loans	6,775	7,702
Loans 90 days or more past due and still accruing	211	2,181
Aggregate Unpaid Principal
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	35,262	41,881
Nonaccrual loans	12,910	14,807
Loans 90 days or more past due and still accruing	331	3,004
Fair Value Carrying Amount Less Aggregate Unpaid Principal
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	10,993	14,463
Nonaccrual loans	6,135	7,105
Loans 90 days or more past due and still accruing	$ 120	$ 823